Consolidated Statements of Equity - USD ($) $ in Thousands	Total	Preferred Stock	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Loss	Treasury Stock	Total Shareholders’ Equity	Non-Controlling Interest
Balance at Dec. 31, 2013	$ 93,964	$ 20,000	$ 619	$ 51,204	$ 24,308	$ (235)	$ (2,180)	$ 93,716	$ 248
Balance (in shares) at Dec. 31, 2013			6,193,710
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital withdrawals by noncontrolling interest	(1,942)								(1,942)
Stock options exercised	114		$ 2	112				114
Stock options exercised (in shares)			14,549
Net income	12,312				10,473			10,473	1,839
Changes in other comprehensive income	400					400		400
Dividend on preferred stock	(1,200)				(1,200)			(1,200)
Dividend on common stock	(598)				(598)			(598)
Balance at Dec. 31, 2014	103,050	20,000	$ 621	51,316	32,983	165	(2,180)	102,905	145
Balance (in shares) at Dec. 31, 2014			6,208,259
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital withdrawals by noncontrolling interest	(1,224)								(1,224)
Stock options exercised	$ 2,697		$ 29	2,668				2,697
Stock options exercised (in shares)	293,351		293,351
Net income	$ 11,943				10,697			10,697	1,246
Changes in other comprehensive income	(330)					(330)		(330)
Purchase of treasury stock	(831)						(831)	(831)
Dividend on preferred stock	(1,200)				(1,200)			(1,200)
Dividend on common stock	(1,898)				(1,898)			(1,898)
Balance at Dec. 31, 2015	$ 112,207	$ 20,000	$ 650	$ 53,984	$ 40,582	$ (165)	$ (3,011)	$ 112,040	$ 167
Balance (in shares) at Dec. 31, 2015			6,501,610